UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

3/31

Date of reporting period:  6/30/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012
Shares		Value

	EXCHANGE TRADED FUNDS - 56.86%
	DEBT FUND - 56.86%
9,705	iShares Barclays 1-3 Year Credit Bond Fund	$ 1,016,211
28,100	iShares Barclays 1-3 Year Treasury Bond Fund	2,370,797
22,107	PowerShares VRDO Tax Free Weekly Portfolio	552,675
12,200	Vanguard Short-Term Bond ETF	989,786
4,500	Vanguard Short-Term Corporate Bond ETF	356,175
2,000	Vanguard Short-Term Government Bond ETF	121,820
	TOTAL EXCHANGE TRADED FUNDS	5,407,464
	( Cost - $5,403,307)

	COMMODITY TRADING ADVISORS ^ - 10.74%
582,017	AlphaMetrix Blackwater Capital Management *	320,366
190,483	AlphaMetrix Global Advisors LTD *	158,394
403,389	AlphaMetrix QIM Global Program, LLC *	542,501
	TOTAL COMMODITY TRADING ADVISORS	1,021,261
	( Cost - $1,080,000)

	SHORT-TERM INVESTMENTS - 23.40%
	MONEY MARKET FUND - 23.40%
2,225,192	BlackRock Liquidity Funds T-Fund Portfolio, 0.02% +	2,225,192
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $2,225,192)

	TOTAL INVESTMENTS - 91.00%
	( Cost - $8,708,499) (a)	$ 8,653,917
	OTHER ASSETS LESS LIABILITIES - 9.00%	855,646
	NET ASSETS - 100.00%	$ 9,509,563

+ Money market fund; interest rate reflects the seven-day effective yield on June 30, 2012.
^ This instrument is a holding of MMFS Fund Limited.
# This instrument is a holding of Bridgeton Portolio Fund, LLC, a commodity trading advisor.
* Non-Income producing security.

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 132,447
	Unrealized depreciation:	(187,029)
	Net Unrealized depreciation:	$ (54,582)
Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012 (Continued)
		Unrealized
		Appreciation
Contracts	OPEN LONG FUTURE CONTRACTS ^ #	(Depreciation)
18	3-Month Euro Dollar Future June 2013	$ (1,350)
	(Underlying Face Amount at Value $4,475,250)

7	3-Year Aussie Bond Future September 2012	(1,755)
	(Underlying Face Amount at Value $700)

4	Aussie Bills Future March 2013	(1,095)
	(Underlying Face Amount at Value $397)

3	Beanmeal Future January 2013	13,410
	(Underlying Face Amount at Value $122,430)

4	Corn Future December 2012	(2,575)
	(Underlying Face Amount at Value $127,000)

2	Corn Future March 2013	11,150
	(Underlying Face Amount at Value $64,400)

2	Crude Oil Future March 2013	(36,550)
	(Underlying Face Amount at Value $175,900)

4	Crude Oil Future June 2013	14,520
	(Underlying Face Amount at Value $354,520)

4	Euro Bond Future September 2012	(16,657)
	(Underlying Face Amount at Value $713,920)

3	Euro-Schatz Future September 2012	(627)
	(Underlying Face Amount at Value $419,880)

1	Gasoline RBOB Oil Future September 2012	1,172
	(Underlying Face Amount at Value $107,415)

9	LIF 3-Month Euro Bond Future June 2013	1,853
	(Underlying Face Amount at Value $2,835,225)

13	LME Aluminum Future September 2012	(71,200)
	(Underlying Face Amount at Value $620,588)

2	LME Aluminum Future December 2012	(16,050)
	(Underlying Face Amount at Value $97,063)

3	LME Aluminum Future March 2013	(20,256)
	(Underlying Face Amount at Value $147,544)

4	LME Aluminum Future June 2013	(25,400)
	(Underlying Face Amount at Value $199,350)
Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012 (Continued)
		Unrealized
		Appreciation
Contracts	OPEN LONG FUTURE CONTRACTS ^ # (Continued)	(Depreciation)
2	LME Aluminum Future September 2013	$ (1,050)
	(Underlying Face Amount at Value $100,975)

4	LME Copper Future September 2012	(64,163)
	(Underlying Face Amount at Value $768,950)

3	LME Copper Future December 2012	10,675
	(Underlying Face Amount at Value $576,263)

1	LME Copper Future March 2013	2,305
	(Underlying Face Amount at Value $192,063)

1	LME Copper Future June 2013	(19,794)
	(Underlying Face Amount at Value $192,025)

1	LME Nickel Future December 2012	552
	(Underlying Face Amount at Value $100,692)

1	LME Zinc Future September 2012	(562)
	(Underlying Face Amount at Value $46,988)

3	Long Gilt Future September 2012	4,115
	(Underlying Face Amount at Value $561,270)

2	Nasdaq Emini Future September 2012	2,610
	(Underlying Face Amount at Value $104,390)

1	NIKKEI Index Future September 2012	(63)
	(Underlying Face Amount at Value $56,000)

1	S&P 500 Emini Future September 2012	1,895
	(Underlying Face Amount at Value $67,820)

2	SGX JGB Future September 2012	100
	(Underlying Face Amount at Value $360,000)

2	Soybean Future November 2012	4,150
	(Underlying Face Amount at Value $142,800)

4	Soybean Future January 2013	13,675
	(Underlying Face Amount at Value $285,400)

1	Sugar Future March 2013	605
	(Underlying Face Amount at Value $24,080)
Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012 (Continued)
		Unrealized
		Appreciation
Contracts	OPEN LONG FUTURE CONTRACTS ^ # (Continued)	(Depreciation)
5	US 2 YR Note Future September 2012	$ (344)
	(Underlying Face Amount at Value $1,100,300)

7	US 10 YR Note Future September 2012	4,281
	(Underlying Face Amount at Value $931,840)

4	US Long Bond Future September 2012	(3,000)
	(Underlying Face Amount at Value $589,240)

	TOTAL OPEN LONG FUTURE CONTRACTS	(195,423)

	OPEN SHORT FUTURE CONTRACTS ^ #
1	Bean Oil Future January 2013	(912)
	(Underlying Face Amount at Value $32,010)

2	Canadian Dollar Future September 2012	(2,240)
	(Underlying Face Amount at Value $196,320)

1	Coffee Future September 2012	(56)
	(Underlying Face Amount at Value $64,013)

1	Coffee Future December 2012	(1,912)
	(Underlying Face Amount at Value $65,156)

1	Cotton Future December 2012	(570)
	(Underlying Face Amount at Value $35,665)

2	Crude Oil Future August 2012	14,050
	(Underlying Face Amount at Value $169,920)

1	Crude Oil Future September 2012	(430)
	(Underlying Face Amount at Value $85,370)

2	Crude Oil Future October 2012	(5,140)
	(Underlying Face Amount at Value $171,520)

3	Crude Oil Future November 2012	(13,590)
	(Underlying Face Amount at Value $258,630)

1	Crude Oil Future December 2012	(1,080)
	(Underlying Face Amount at Value $86,670)

1	EOE Index Future July 2012	25
	(Underlying Face Amount at Value $77,838)

2	Euro FX Future September 2012	(1,713)
	(Underlying Face Amount at Value $316,700)
Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012 (Continued)
		Unrealized
		Appreciation
Contracts	OPEN SHORT FUTURE CONTRACTS ^ # (Continued)	(Depreciation)
1	FTSE Index Future September 2012	$ 110
	(Underlying Face Amount at Value $86,750)

2	Gold Future August 2012	(6,800)
	(Underlying Face Amount at Value $320,840)

1	Japanese Yen Future September 2012	(550)
	(Underlying Face Amount at Value $156,688)

1	Kansas Wheat Future December 2012	(1,525)
	(Underlying Face Amount at Value $38,950)

1	Lean Hogs Future October 2012	(920)
	(Underlying Face Amount at Value $33,180)

6	Live Cattle Future October 2012	(4,170)
	(Underlying Face Amount at Value $298,560)

17	LME Aluminum Future September 2012	108,996
	(Underlying Face Amount at Value $811,538)

8	LME Aluminum Future December 2012	20,575
	(Underlying Face Amount at Value $388,250)

3	LME Aluminum Future March 2013	21,019
	(Underlying Face Amount at Value $147,544)

2	LME Aluminum Future June 2013	(25)
	(Underlying Face Amount at Value $99,675)

3	LME Copper Future September 2012	51,548
	(Underlying Face Amount at Value $576,713)

3	LME Copper Future December 2012	(2,301)
	(Underlying Face Amount at Value $576,263)

2	LME Copper Future March 2013	24,500
	(Underlying Face Amount at Value $384,125)

1	LME Copper Future June 2013	1,725
	(Underlying Face Amount at Value $192,025)

1	LME Lead Future September 2012	994
	(Underlying Face Amount at Value $46,488)

1	LME Nickel Future December 2012	(2,022)
	(Underlying Face Amount at Value $100,692)
Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012 (Continued)
		Unrealized
		Appreciation
Contracts	OPEN SHORT FUTURE CONTRACTS ^ # (Continued)	(Depreciation)
1	LME Zinc Future September 2012	$ 2,663
	(Underlying Face Amount at Value $46,988)

1	LME Zinc Future December 2012	675
	(Underlying Face Amount at Value $47,075)

1	Natural Gas Future September 2012	(3,930)
	(Underlying Face Amount at Value $28,300)

2	Natural Gas Future October 2012	(3,060)
	(Underlying Face Amount at Value $57,600)

1	Nifty Index Future July 2012	(326)
	(Underlying Face Amount at Value $10,589)

1	NIKKEI Index Future September 2012	(2,663)
	(Underlying Face Amount at Value $57,045)

1	New Zealand Dollars Future September 2012	(2,270)
	(Underlying Face Amount at Value $79,800)

1	MIB Index Future September 2012	(101)
	(Underlying Face Amount at Value $71,480)

3	OMX 30 Index Future July 2012	(412)
	(Underlying Face Amount at Value $44,580)

1	S&P Canada Index Future September 2012	(236)
	(Underlying Face Amount at Value $130,124)

1	SFE SPI 200 Index Future September 2012	(589)
	(Underlying Face Amount at Value $103,839)

2	Swiss Franc Future September 2012	(1,350)
	(Underlying Face Amount at Value $264,025)

3	Sugar Future October 2012	(2,677)
	(Underlying Face Amount at Value $70,594)

3	Taiwan Index Future July 2012	(1,880)
	(Underlying Face Amount at Value $76,020)

1	Wheat Future December 2012	(6,262)
	(Underlying Face Amount at Value $38,850)

	TOTAL OPEN SHORT FUTURES CONTRACTS	175,168
	TOTAL NET UNREALIZED APPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (20,255)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

Assets	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$ 5,407,464	$ -	$ -	$ 5,407,464
Commodity Trading Advisors	-	1,021,261	-	1,021,261
Short-Term Investments	2,225,192	-	-	2,225,192
Total Investments:	7,632,656	1,021,261	-	8,653,917
Derivative Instruments *	(20,255)			(20,255)
Totals:	$ 7,612,401	$ 1,021,261	$ -	$ 8,633,662

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented.  It is the Fund’s policy to record transfers in to or out of Level 1 and 2 at the end of the reporting period.

*Derivative Instruments include cumulative unrealized loss on futures contracts open at June 30, 2012

MMFS Fund Ltd. (MMFS-CFC) – The Consolidated Portfolio of Investments of the Fund include MMFS-CFC, a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.

MMFS-CFC, through its investments in managed futures programs, utilizes commodity based derivative products to facilitate the Fund's pursuit of its investment objective.   In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund's Prospectus.

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2012 (Continued)

A summary of the Fund’s investments in the MMFS-CFC is as follows:

MMFS Fund Limited (MMFS-CFC) *
June 30, 2012
Fair Value of Commodity Pool Investment	$ 1,872,455
Cash	$ -
Total Net Assets	$ 1,872,455

Percentage of the Fund's Total Net Assets	19.70%

* MMFS-CFC commenced operations on July 1, 2011

Futures Contracts –  The Fund is subject to equity price risk, interest rate risk, commodity price risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   Each Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract.   Risks may exceed amounts recognized in the Statements of Assets and Liabilities.    With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For tax purposes, MMFS is an exempted Cayman investment company.  MMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, MMFS is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, MMFS’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

The following is a summary of the unrealized appreciation/(depreciation) of the derivative instruments utilized by the Portfolio as of June 30, 2012 categorized by risk exposure:

Derivative Unrealized Appreciation/(Depreciation) at 6/30/12
Equity risk exposure	$ (1,629)
Interest rate risk exposure	(14,479)
Commodity risk exposure	3,975
Foreign exchange rate risk exposure	(8,122)
Total	$ (20,255)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

8/29/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    8/29/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

8/29/12